Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information
3.	BUSINESS SEGMENT INFORMATION

We have changed the structure of our internal organization causing a change in the composition of our segments as a result of meeting the qualitative and quantitative requirements of ASC 280, Segment Reporting. Accordingly, we have restated the items of segment information for all periods presented to reflect this change in our internal organization. Business segment information was not reported in prior years.

We have two principal reportable segments, which are segregated based on the products and services that each provide: (a) exploration and production, and (b) field services. Our exploration and production segment engages in the exploration, acquisition, development and production of oil, natural gas and natural gas liquids. Our field services segment operates and manages water sourcing, water transfer and water disposal services, primarily in the Appalachian Basin.

We evaluate the performance of our business segments based on net income (loss) from continuing operations, before income taxes. All intercompany transactions, including those between consolidated business segments, are eliminated in consolidation. Summarized financial information concerning our segments is shown in the following table for 2011 and 2010 (our field services segment did not exist prior to 2010) (in thousands):

For the Year Ended December 31, 2011	Exploration and Production	Field Services	Intercompany Eliminations	Consolidated Total
Revenues	$112,088	$3,546	$(1,028)	$114,606
Inter-Segment Revenues	0	(1,028)	1,028	0

Total Revenues	112,088	2,518	0	114,606
Depreciation, Depletion and Amortization	28,175	186	0	28,361
Impairment Expense	14,316	315	0	14,631
Other Operating Expenses(a)	59,917	3,169	(756)	62,330
Interest Expense	2,018	1	0	2,019
Other (Income) Expense(b)	(19,021)	(100)	35	(19,086)

Income (Loss) From Continuing Operations, Before Income Taxes	$26,683	$(1,053)	$721	$26,351

Total Assets	$594,545	$7,143	$(137)	$601,551
Expenditures for Long-Lived Assets	$269,823	$5,571	$0	$275,394
Equity Method Investments	$41,683	$0	$0	$41,683

For the Year Ended December 31, 2010
Revenues	$67,397	$1,718	$(352)	$68,763
Inter-Segment Revenues	0	(352)	352	0

Total Revenues	67,397	1,366	0	68,763
Depreciation, Depletion and Amortization	21,660	146	0	21,806
Impairment Expense	8,424	439	0	8,863
Other Operating Expenses(a)	27,820	1,538	(37)	29,321
Interest Expense	1,070	0	0	1,070
Other (Income) Expense(b)	(5,602)	0	0	(5,602)

Income (Loss) From Continuing Operations, Before Income Taxes	$14,025	$(757)	$37	$13,305

Total Assets	$405,066	$2,019	$0	$407,085
Expenditures for Long-Lived Assets	$149,075	$1,323	$0	$150,398
Equity Method Investments	$18,399	$0	$0	$18,399

(a)	Includes the following expenses: production and lease operating expense, general and administrative expense, (gain) loss on disposal of assets, exploration expense, field services operating expenses and other operating expense.
(b)	Includes the following expenses: interest income, gain (loss) on derivative, net, other income (expense) and gain (loss) on equity method investments.